Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 635,418
Right-of-use assets, ending balance	624,996	$ 635,418
Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	798,097	628,479
Additions	114,005	171,992
Disposals and other	(20,046)	(2,374)
Right-of-use assets, ending balance	892,056	798,097
Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(162,679)	(49,981)
Disposals and other	14,026	0
Depreciation	118,407	112,698
Right-of-use assets, ending balance	(267,060)	(162,679)
Ocean going vessels
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	425,018
Right-of-use assets, ending balance	429,456	425,018
Ocean going vessels | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	514,661	370,654
Additions	86,214	144,764
Disposals and other	(18,803)	(757)
Right-of-use assets, ending balance	582,072	514,661
Ocean going vessels | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(89,643)	(15,204)
Disposals and other	13,727	0
Depreciation	76,700	74,439
Right-of-use assets, ending balance	(152,616)	(89,643)
Terminals and tanks
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	162,063
Right-of-use assets, ending balance	154,719	162,063
Terminals and tanks | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	221,303	207,721
Additions	25,758	13,582
Disposals and other	(508)	0
Right-of-use assets, ending balance	246,553	221,303
Terminals and tanks | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(59,240)	(29,333)
Disposals and other	0	0
Depreciation	32,594	29,907
Right-of-use assets, ending balance	(91,834)	(59,240)
Buildings, plant installations and machinery
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	15,746
Right-of-use assets, ending balance	13,353	15,746
Buildings, plant installations and machinery | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	23,613	19,705
Additions	148	3,908
Disposals and other	0	0
Right-of-use assets, ending balance	23,761	23,613
Buildings, plant installations and machinery | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(7,867)	(5,444)
Disposals and other	0	0
Depreciation	2,541	2,423
Right-of-use assets, ending balance	(10,408)	(7,867)
Other
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	32,591
Right-of-use assets, ending balance	27,468	32,591
Other | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	38,520	30,399
Additions	1,885	9,738
Disposals and other	(735)	(1,617)
Right-of-use assets, ending balance	39,670	38,520
Other | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(5,929)	0
Disposals and other	299	0
Depreciation	6,572	5,929
Right-of-use assets, ending balance	$ (12,202)	$ (5,929)